INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
INVENTORIES
Medical consumable supplies	$ 4,015	$ 2,661
Medical consumable
INVENTORIES
Medical consumable supplies	$ 4,015	$ 2,661